Cash Equivalents and Short-Term Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Cash Equivalents and Short-Term Investments

4. Cash Equivalents and Short-Term Investments

The following is a summary of the Company’s cash equivalents and short-term investments:

	December 31, 2018
	Amortized Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
	(in thousands)
Money market funds	$21,680	$—	$—	$21,680

Total	$21,680	$—	$—	$21,680

Reported as:
Cash equivalents				$21,680

Total				$21,680

	September 30, 2019
	Amortized Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
	(in thousands)
U.S. Treasury securities	$57,959	$47	$—	$58,006
Money market funds	19,987	—	—	19,987
Reverse repurchase agreements	10,601	—	—	10,601
Commercial paper	8,562	—	—	8,562
Corporate bonds	8,068	10	—	8,078

Total	$105,177	$57	$—	$105,234

Reported as:
Cash equivalents				$30,588
Short-term investments				74,646

Total				$105,234

The Company recognized no material gains or losses on its cash equivalents and short-term investments in the periods presented.

4. Cash Equivalents and Short-Term Investments

The following is a summary of the Company’s cash equivalents and short-term investments:

	December 31, 2017
	Amortized Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
	(in thousands)
Money market funds	$26,379	$—	$—	$26,379
U.S. treasury note	1,807	—	(1)	1,806

Total	$28,186	$—	$(1)	$28,185

Reported as:
Cash equivalents				$26,379
Short-term investments				1,806

Total				$28,185

	December 31, 2018
	Amortized Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
	(in thousands)
Money market funds	$21,680	$—	$—	$21,680

Total	$21,680	$—	$—	$21,680

Reported as:
Cash equivalents				$21,680

Total				$21,680

For the years ended December 31, 2017 and 2018, the Company recognized no material realized gains or losses on cash equivalents and short-term investments.